Share-based Payments	6 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

Note 14 Share based payments

Share based payments expense for the half-year period is derived as follows:

June 30, 2023
(All in US$)
Share rights granted in a prior period	404,410
Performance rights granted in current period (a)	480,665
Performance rights granted in a prior period	5,752,028
Options granted in a prior period	180,942
Share based payment expense	6,818,045
Performance rights net settled for withholding tax obligation	(38,744)
Movement in share based payments reserve	6,779,301

Note 14 Share based payments (continued)

(a)
Performance rights granted in the current period

During the half-year performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Key Management Personnel, other employees and contractors as set out in the table below. The value of each performance right was determined with reference to the market value of the underlying securities on grant date. An expense of $480,665 has been recognised in the half-year ended June 30, 2023. The vesting of the performance rights is conditional upon the continued employment of the employee, and for KMP, also the achievement of performance conditions. Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value	Expiry	Expense recognised in half-year $
Rashda Buttar	April 5, 2023	253,401	December 31, 2025	$1.21	Cessation of employment	18,839
Nick Liveris	April 5, 2023	549,035	December 31, 2025	$1.21	Cessation of employment	40,818
Chris Burns	April 5, 2023	1,604,871	December 31, 2025	$1.21	Cessation of employment	119,312
Non-KMP employees	January 3, 2023	1,030,325	4 equal annual tranches commencing on the anniversary of employment	$1.41	Cessation of employment	263,738
Non-KMP employees	January 27, 2023	58,636		$1.86	Cessation of employment	17,671
Non-KMP employees	February 6, 2023	18,942		$1.80	Cessation of employment	5,074
Non-KMP employees	March 2, 2023	43,078		$1.49	Cessation of employment	8,346
Non-KMP employees	May 8, 2023	124,505		$0.99	Cessation of employment	6,867
Total expense recognised						480,665